Results of the Year (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Results Of Operations [Line Items]
Summary of Net Revenue

The following table presents net revenue for the years ended December 31:

DKK 000	2021	2020	2019
Revenue by type
Revenue from sale of goods	36,193	—	—
Revenue by partner
Clinigen Health Limited	36,193	—	—
Geographical areas
France	36,193	—	—

Summary of Research and Development Expenses	The following table presents research and development expenses recognized for the years ended December 31:

DKK 000	2021	2020	2019
External costs	229,942	261,136	218,143
Employee costs (Note 2.5)	86,329	96,108	64,167
Depreciation, amortization and impairment (Notes 3.1, 3.2, 3.3)	13,709	4,040	3,103
Total research and development expenses	329,980	361,284	285,413

Summary of General and Administrative Expenses

The following table presents general and administrative expenses for the years ended December 31:

DKK 000	2021	2020	2019
External costs	192,913	118,971	23,847
Employee costs (Note 2.5)	142,201	127,120	25,995
Depreciation (Notes 3.2 and 3.3)	4,402	1,159	699
Total general and administrative expenses	339,516	247,250	50,541

Summary of Employee Costs, Including Remuneration to Board of Directors and Executive Management

The following table presents Employee Costs, including remuneration to the Board of Directors and Executive Management, for the years ended December 31, 2021, 2020 and 2019. Refer to note 4.5 for more discussion on remuneration of Board of Directors and Executive Management.

DKK 000
Employee costs	2021	2020	2019
Salaries	167,316	131,606	68,719
Cash bonus	16,663	40,481	8,707
Share-based compensation (Note 2.6)	15,576	27,258	2,405
Pension	12,963	11,313	5,561
Other social security contributions	4,113	5,172	875
Other staff costs	8,066	3,083	862
Total employee costs excluding board remuneration	224,696	218,913	87,129
Board remuneration (Note 4.5)	3,391	3,469	2,888
Board share-based compensation (Note 2.6 and Note 4.5)	443	846	145
Total employee costs	228,530	223,228	90,162

Recognized as follows in the statement of Profit or Loss
Research and development expenses	86,329	96,108	64,167
General and administrative expenses	142,201	127,120	25,995
Total employee costs	228,530	223,228	90,162

Average number of full-time employees	130	117	74
Year-end number of full-time employees	62	141	86

Summary of Fair Value of Each Program and Inputs Used in Valuation models at Respective Grant Dates

The following table presents the fair value of the shares granted in the last three years under each program and the inputs used in the valuation models at the respective grant dates:

Program	2021 RSU	2021 PSU	2021 RSU	2021 PSU
	Oct 2021	Oct 2021	Apr 2021	Apr 2021
Grant date	(modified)	(modified)	(original)	(original)
Fair value at the measurement date (DKK 000)	24.72	12.56	58.04	20.02
Dividend yield (%)	-	-	-	-
Expected volatility (%)	98.6%	98.6%	55.6%	55.6%
Risk-free interest rate (%)	(0.61%)	(0.61%)	(0.53%)	(0.53%)
Expected life of awards (years)	0.23-2.23	2.23	0.69-2.69	2.69
Weighted average share price (DKK)	25.70	25.70	59.05	59.05

Program	2020 LTIP	2020 LTIP	2020 LTIP	2020 LTIP
Grant date	Dec 2020	Oct 2020	Sep 2020	Aug 2020
Fair value at the measurement date (DKK 000)	446	4,464	1,482	44,126
Dividend yield (%)	-	-	-	-
Expected volatility (%)	45.9%	56.5%	56.1%	55.4%
Risk-free interest rate (%)	(0.66%)	(0.60%)	(0.59%)	(0.54%)
Expected life of awards (years)	3.06	3.24	3.24	3.35
Weighted average share price (DKK)	56.30	68.50	83.50	90.10

Program	2019 LTIP
Grant date	Aug 2019
Fair value at the measurement date (DKK 000)	6,214
Dividend yield (%)	—
Expected volatility (%)	51.8%
Risk-free interest rate (%)	(0.70%)
Expected life of awards (years)	3.42
Weighted average share price (DKK)	62.6

Summary of Weighted Average Remaining Contractual Life in Years of Performance Shares of LTIP Awards

The following table presents the weighted average remaining contractual life in years of the Performance Shares of the LTIP awards outstanding at December 31 for the respective year presented.  Matching Shares under all of the LTIP programs were fully vested as of January 1, 2021 :

	2021	2020
Program
2020 LTIP	2.0	3.0
2019 LTIP	1.7	2.7

Summary of Activity Related LTIP Awards

The table below summarizes the activity related to the LTIP awards for the years ended December 31:

	Executive	Key	Total	Awards
DKK 000	Management	Employees	Awards	exercisable
Outstanding at December 31, 2019	6,250	25,000	31,250
Granted	52,865	119,623	172,488
Exercised	(6,250)	(25,000)	(31,250)
Expired	—	—	—
Forfeited	—	(937)	—
Outstanding at December 31, 2020	52,865	118,686	172,488	172,488
Granted
Exercised	(52,865)	(118,686)	(172,488)
Expired	—	—	—
Forfeited	—	—	—
Outstanding at December 31, 2021

Summary of Amounts Recognized as Share-based Compensation

Summary of share-based compensation

The following amounts were recognized as share-based compensation for the years ended December 31

DKK 000	2021	2020	2019
Share-based compensation included in R&D	3,879	7,260	635
Share-based compensation included in G&A	12,140	20,845	1,914
Total share-based compensation expense recognized	16,019	28,105	2,549

Summary of Various Items of Financial Income and Expense

The following table presents the various items of financial income and expense recognized for the years end December 31:

DKK 000	2021	2020	2019
Interest income on cash balances	37	45	316
Foreign currency exchange gains	11,849	1,649	—
Gain on embedded call option (Note 3.7)	546	750	—
Total financial income	12,432	2,444	316

Interest expense on Loan Agreement (Note 3.7)	7,350	9,921	3,239
Write-off of transaction costs for Loan Agreement tranche 2 (Note 3.7)	—	—	1,678
Loss on embedded call option (Note 3.7)	—	—	354
Interest expense on lease liabilities (Note 3.2)	624	567	351
Gain on lease modification (Note 3.2)	(365)	—	216
Interest expense on cash balances	1,484	3,626	1,213
Foreign currency exchange loss	1,369	14,805	229
Bank fees and other charges	147	152	79
Total financial expenses	10,609	29,071	7,359

Schedule of Total Income Tax Benefit

The following table presents the total income tax benefit for the years ended December 31:

DKK 000	2021	2020	2019
Current tax benefit on net loss	144,379	136,845	75,459
Adjustments prior years	(385)	(1,065)	—
Tax credit research and development expenses	5,500	5,500	5,500
Change in unrecognized deferred tax before tax credit	(155,700)	(142,115)	(74,961)
Permanent differences	11,147	2,750	(498)
Total income tax benefit for the year	4,941	1,915	5,500

Schedule of Reconciliation of Effective Tax Rate to Statutory Corporate Income Tax Rate

The following table presents the reconciliation of the effective tax rate to the statutory corporate income tax rate in Denmark.

DKK 000	2021	2020	2019
Net loss before tax	(631,480)	(635,161)	(342,997)
Corporate income tax rate in Denmark	22%	22%	22%
Computed income tax benefit	138,926	139,735	75,459

Tax effect of:
Adjustments prior years	(385)	(1,065)	—
Other non-deductible expenses, including US listing-related costs and share-based compensation	11,147	2,750	(498)
Effect of different tax rate	892	(673)	—
Deferred tax asset not recognized after tax credit	(145,639)	(138,832)	(69,461)

Total income tax benefit for the year	4,941	1,915	5,500

Schedule of Carrying Amount of Deferred Tax

The following table presents the carrying amount of deferred tax in the Statement of Financial Position:

DKK 000	2021	2020	2019
Tax deductible losses	319,811	192,837	93,484
Deferred tax on intangible assets	132,310	112,192	74,050
Other temporary differences	6,069	8,174	758
	458,190	313,203	168,292
Deferred tax asset not recognized	458,190	311,138	168,292
Carrying amount included in the Statement of Financial Position	—	2,065	—

Phantom Shares
Disclosure Of Results Of Operations [Line Items]
Schedule of Estimate Fair Values	The following table presents the inputs to the Monte-Carlo model used to estimate the fair values of the phantom shares as of year-end, when the cash-settled programs are re-valued:

Valuation date:	December 31, 2021			December 31, 2020
Program:	2020 Program	2019 Program	2018 Program	2020 Program	2019 Program	2018 Program
Fair value at valuation date (DKK 000)	40	48	12	406	293	160
Dividend yield (%)	—	—	—	—	—	—
Expected volatility (%)	77.4%	101.1%	101.1%	47.1%	47.3%	54.3%
Risk-free interest rate (%)	(0.48%)	(0.60%)	(0.60%)	(0.59%)	(0.61%)	(0.61%)
Expected life of awards (years)	3.08	2.08	1.08	4.08	3.08	2.08
Weighted average share price (DKK)	17.16	17.16	17.16	67.10	67.10	67.10

RSUs
Disclosure Of Results Of Operations [Line Items]
Schedule of Estimate Fair Values

The following table presents the inputs to the Black-Scholes model used to estimate the fair value of the 2020 RSUs at year-end, as they are classified as cash-settled:

Program	December 31, 2021 2021 RSUs	December 31, 2020 2020 RSUs
Fair value at valuation date (DKK 000)	16	1,913
Dividend yield (%)	—	—
Expected volatility (%)	146.9%	45.9%
Risk-free interest rate (%)	(0.63%)	(0.57%)
Expected life of awards (years)	0,75	0.50
Weighted average share price (DKK)	17.16	67.10